Segment Information - Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income of reportable segments	$ 4,611	$ 4,439	$ 2,419
Impairment, restructuring charges and other related closure costs	0	0	(2)
Impairment loss on intangible assets acquired through recent business combinations	(42)
Start-up and phase-out costs	134	13	0
Gain on sale of non-current assets	6	2	5
Total operating loss Others	4,611	4,439	2,419
Operating income	4,611	4,439	2,419
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income of reportable segments	5,025	4,536	2,442
Total operating loss Others	5,025	4,536	2,442
Operating income	5,025	4,536	2,442
Segment reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income of reportable segments	(414)	(97)	(23)
Impairment, restructuring charges and other related closure costs	0	0	(2)
Impairment loss on intangible assets acquired through recent business combinations	(36)	0	0
Start-up and phase-out costs	134	13	0
Unused capacity charges	(120)	(22)	(16)
Other unallocated manufacturing results	(94)	(57)	1
Gain on sale of non-current assets	4	2	3
Strategic and other research and development programs and other non-allocated provisions	(34)	(7)	(9)
Total operating loss Others	(414)	(97)	(23)
Operating income	$ (414)	$ (97)	$ (23)